Investments - Additional Information (Detail) - Vehicle	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	107.88%	102.85%
Cambridge Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Leverage applied to assets	200.00%
Percentage of fund owned	16.30%	22.70%
KR Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Commodity Program leverage permitted	150.00%
MB Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	57.09%	36.33%
PGR Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	50.79%	50.66%
Morgan Stanley Smith Barney BHM I, LLC [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets		15.86%
SECOR Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Percentage of fund owned	50.90%	54.50%
Percentage of Partnership Net Assets	31.20%	30.40%
Blackwater Master Fund [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1